Leases - Schedule of Changes in the Value of the Right-of-Use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 15,309	$ 9,252
Additions	995	7,827
Disposals	(99)	(1,634)
Foreign exchange	838	(136)
Ending balance	17,043	15,309
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,943	1,809
Depreciation	2,002	1,779
Disposals	(99)	(1,606)
Foreign exchange	165	(39)
Ending balance	4,011	1,943
Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,366
Ending balance	13,032	13,366
Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,313
Ending balance		13,313
Building | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	15,144	9,085
Additions	210	7,826
Disposals	0	(1,634)
Foreign exchange	820	(133)
Ending balance	16,174	15,144
Building | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,831	1,752
Depreciation	1,922	1,723
Disposals	0	(1,606)
Foreign exchange	158	(38)
Ending balance	3,911	1,831
Building | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	12,263
Automobile
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	53
Ending balance		53
Automobile | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	165	167
Additions	207	1
Disposals	(99)
Foreign exchange	18	(3)
Ending balance	291	165
Automobile | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	112	57
Depreciation	67	56
Disposals	(99)
Foreign exchange	7	(1)
Ending balance	87	112
Automobile | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	204
Lab Equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 0
Additions	578
Disposals	0
Foreign exchange	0
Ending balance	578
Lab Equipment | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	13
Disposals	0
Foreign exchange	0
Ending balance	13
Lab Equipment | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	$ 565